INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective loss (income) tax benefit from continuing operations at statutory rate	$ 1,426	$ 2,595	$ (1,975)
Rate differential	1,024	682	(545)
Non-deductible expense	(584)	(565)	(131)
Adjustments to prior year tax losses	(429)	(408)
Tax rate change-impact on prior years			(4,472)
Changes in valuation allowance	(2,568)	(2,577)	5,368
Other	(418)	(412)	(278)
Income tax expense from continuing operations	$ (1,549)	$ (685)	$ (2,033)